Accumulated other comprehensive loss	6 Months Ended
Jun. 30, 2016
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss

8.Accumulated other comprehensive loss

In the first half of 2016, Accumulated other comprehensive loss increased with unrealized losses of $3,248, which resulted from changes in fair value of financial instruments.

In the first half of 2015, Accumulated other comprehensive loss increased with unrealized losses of $1,044, which resulted from changes in fair value of financial instruments.